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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES
Investment Company Act file number    811-07088
Invesco Van Kampen Massachusetts Value Municipal Income Trust

(Exact name of registrant as specified in charter)

1555 Peachtree Street, N.E., Atlanta, Georgia	30309

(Address of principal executive offices)	(Zip code)
Colin Meadows 1555 Peachtree Street, N.E., Atlanta, Georgia 30309

(Name and address of agent for service)
Registrant’s telephone number, including area code:    (713) 626-1919
Date of fiscal year end:    10/31
Date of reporting period:    4/30/10

Item 1. Report to Shareholders.

SEMIANNUAL REPORT

April 30, 2010

MUTUAL FUNDS Van Kampen Massachusetts Value Municipal Income Trust (VMV)

Privacy Notice information on the back.

On June 1, 2010, Invesco completed its acquisition of Van Kampen Investments and Morgan Stanley’s retail asset management business. This Trust was included in that acquisition and as of that date, became Invesco Van Kampen Massachusetts Value Municipal Income Trust. Please visit www.invesco.com/transition for more information or call Invesco’s Client Services team at 800-959-4246.

Invesco Distributors, Inc.

Welcome, Shareholder

In this report, you’ll learn about how your investment in Van Kampen Massachusetts Value Municipal Income Trust performed during the semiannual period. The portfolio management team will provide an overview of the market conditions and discuss some of the factors that affected investment performance during the reporting period. In addition, this report includes the trust’s financial statements and a list of trust investments as of April 30, 2010.

Market forecasts provided in this report may not necessarily come to pass. There is no assurance that the trust will achieve its investment objective. Trusts are subject to market risk, which is the possibility that the market values of securities owned by the trust will decline and that the value of the trust shares may therefore be less than what you paid for them. Accordingly, you can lose money investing in this trust.

Income may subject certain individuals to the federal Alternative Minimum Tax (AMT).

NOT FDIC INSURED	OFFER NO BANK GUARANTEE	MAY LOSE VALUE
NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY		NOT A DEPOSIT

Performance Summary as of 4/30/10 (Unaudited)

Massachusetts Value Municipal Income Trust
Symbol: VMV
Average Annual	Based on	Based on
Total Returns	NAV	Market Price

Since Inception (4/30/93)	4.89%	5.35%

10-year	4.71	6.50

5-year	0.35	2.05

1-year	17.98	23.90

6-month	5.74	14.87

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit vankampen.com or speak with your financial advisor. Investment returns, net asset value (NAV) and common share market price will fluctuate and Trust shares, when sold, may be worth more or less than their original cost.

NAV per share is determined by dividing the value of the Trust’s portfolio securities, cash and other assets, less all liabilities and preferred shares, by the total number of common shares outstanding. The common share market price is the price the market is willing to pay for shares of the Trust at a given time. Common share market price is influenced by a range of factors, including supply and demand and market conditions. Total return assumes an investment at the beginning of the period, reinvestment of all distributions for the period in accordance with the Trust’s dividend reinvestment plan, and sale of all shares at the end of the period. The Trust’s advisor has waived or reimbursed fees and expenses from time to time. Absent such waivers/ reimbursements the Trust’s returns would have been lower. Periods of less than a year are not annualized.

The Barclays Capital Massachusetts Municipal Bond Index is a broad-based statistical composite of Massachusetts municipal bonds. The Index is unmanaged and its returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.

Trust Report
For the six-month period ended April 30, 2010

Market Conditions

Economic data released during the six-month reporting period indicated that the economy was expanding, although some investors continued to question whether the recession was really behind us. The housing market continued to lag and unemployment remained high, but hints of improvement began to appear late in the period when the April labor report showed that employment in the U.S. rose by its largest monthly increase in four years. The Federal Reserve maintained their accommodative monetary policy, leaving the federal funds target rate unchanged at near zero percent, but hiked the discount rate by 25 basis points to 0.75 percent in mid-February—perhaps an indication of monetary tightening ahead.

Municipal bond market performance slowed substantially during the reporting period from the historically large returns seen in previous months. The lower rated segment of the market continued to outperform as investor demand for lower quality, higher yielding bonds grew over the course of the period. For the six months ended April 30, 2010 the Barclays Capital High Yield Municipal Bond Index (the benchmark for the non-investment grade segment of the market) gained 6.70 percent while the Barclays Capital Municipal Bond Index (the benchmark for the investment grade segment) gained 3.68 percent. Overall, longer maturity issues outperformed those with shorter maturities. For the six months ended April 30, 2010, long bonds (those with maturities of 22 years or more) returned 5.09 percent while five-year bonds returned 3.22 percent, as measured by the respective Barclays Capital municipal bond indexes.

With regard to sectors, hospital bonds and tobacco bonds were among the top performers, outpacing the broad municipal market as rising demand for these lower quality issues helped boost returns. Revenue bonds outperformed general obligation bonds amid media reports of municipalities’ general financial weakness and ongoing weakness in tax collections.

Demand for municipal bonds overall remained steady, with approximately $24 billion flowing into municipal bond funds during the period. New issue supply remained relatively stable as well, totaling roughly $205 billion. However, 25 percent of that total issuance was in taxable Build America Bonds, thereby limiting the supply of traditional tax-exempt bonds. This has helped buoy tax-exempt bond prices and the relative value of municipal bonds overall versus other fixed income sectors.

Massachusetts possesses significant economic resources, a record of conservative financial management, and per capita income levels 28 percent higher than the national median. The state has met recent declines in revenues with spending cuts, federal stimulus assistance and draws on reserves. Although the state will be challenged over the next several quarters by its heavy debt burden and the continuing economic downturn, it is aided by a strong, well-diversified economy. As of the end of April, Massachusetts is rated Aa1/Stable by Moody’s, AA/Stable by S&P and AA+/

Stable by Fitch. We will continue to monitor the state’s economic health as it addresses current revenue shortfalls, and will look for opportunities to invest in essential service sectors within the state.

Performance Analysis

The Trust’s return can be calculated based upon either the market price or the net asset value (NAV) of its shares. NAV per share is determined by dividing the value of the Trust’s portfolio securities, cash and other assets, less all liabilities and preferred shares, by the total number of common shares outstanding, while market price reflects the supply and demand for the shares. As a result, the two returns can differ, as they did during the reporting period. On both an NAV basis and a market price basis, the Trust outperformed the Barclays Capital Massachusetts Municipal Bond Index (the “Index”).

Total return for the six-month period ended April 30, 2010

		Barclays Capital
		Massachusetts Municipal
Based on NAV	Based on Market Price	Bond Index

5.74%	14.87%	3.09%

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. Investment return, net asset value and common share market price will fluctuate and Trust shares, when sold, may be worth more or less than their original cost. See Performance Summary for additional performance information and index definition.

The Trust’s performance for the reporting period was primarily attributable to the following:

•	Exposure to BBB rated and non-rated bonds was additive to performance. Spreads on these issues tightened during the period, helping them to outperform higher quality issues.

•	Holdings in the health care and industrial development revenue/pollution control revenue (IDR/PCR) sectors boosted returns as these sectors outperformed the broad municipal bond market for the period.

•	The portfolio’s exposure on the long end of the municipal yield curve was also advantageous as longer maturities issues outperformed shorter maturity issues.

•	Exposure to pre-refunded bonds, however, detracted from performance. Pre-refunded bonds are short-maturity securities and therefore underperformed for the period.

The Trustees have approved a procedure whereby the Trust may, when appropriate, repurchase its shares in the open market or in privately negotiated transactions at a price not above market value or NAV, whichever is lower at the time of purchase. This may help support the market value of the Trust’s shares.

Market Outlook

Looking ahead, we expect municipal bonds may outperform other sectors of the fixed income market due to the prospect of higher income tax rates in the future as well as the reduction in supply of tax-exempt paper as municipalities continue to issue taxable Build America Bonds. There is some pressure, however, for municipal yields to rise, particularly on the front end of the yield curve, as the Federal Reserve continues to maintain their inflation-fighting status. We expect lower quality bonds will continue to outperform higher grade bonds as the economic recovery continues.

There is no guarantee that any sectors mentioned will continue to perform as discussed herein or that securities in such sectors will be held by the Trust in the future.

Ratings Allocations as of 4/30/10 (Unaudited)

AAA/Aaa	23.5%
AA/Aa	26.1
A/A	19.7
BBB/Baa	12.9
BB/Ba	0.8
Non-Rated	17.0

Top Five Sectors as of 4/30/10 (Unaudited)

Higher Education	23.6%
General Purpose	15.3
Life Care	9.7
Hospital	9.4
Public Education	9.3

Subject to change daily. Provided for informational purposes only and should not be deemed as a recommendation to buy or sell the securities mentioned or securities in the sectors shown above. Ratings are as a percentage of total investments. Sectors are as a percentage of total long-term investments. Securities are classified by sectors that represent broad groupings of related industries. Van Kampen is a wholly owned subsidiary of a global securities firm which is engaged in a wide range of financial services including, for example, securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services. Rating allocations based upon ratings as issued by Standard and Poor’s and Moody’s, respectively.

Portfolio Management

On June 1, 2010, Invesco completed its acquisition of Van Kampen Investments, and the Trust was part of that acquisition. Therefore, as of that date, the Trust’s investment adviser is Invesco Advisers, Inc. The following individuals associated with Invesco Advisers, Inc. are jointly and primarily responsible for the day-to-day management of the Trust’s portfolio:

•	Thomas Byron, Senior Portfolio Manager, has been responsible for the Trust since 2005. Prior to June 1, 2010, Mr. Byron was associated with Van Kampen Asset Management in an investment management capacity since 1981.

•	Mark Paris, Senior Portfolio Manager, has been responsible for the Trust since 2009. Prior to June 1, 2010, Mr. Stryker was associated with Van Kampen Asset Management in an investment management capacity since 2002.

•	Julius Williams, Portfolio Manager, has been responsible for the Trust since 2009. Prior to June 1, 2010, Mr. Wimmel was associated with Van Kampen Asset Management in an investment management capacity since 2000.

For More Information About Portfolio Holdings

Each Van Kampen trust provides a complete schedule of portfolio holdings in its semiannual and annual reports within 60 days of the end of the trust’s second and fourth fiscal quarters. The semiannual reports and the annual reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Van Kampen also delivers the semiannual and annual reports to fund shareholders, and makes these reports available on its public Web site, www.vankampen.com. In addition to the semiannual and annual reports that Van Kampen delivers to shareholders and makes available through the Van Kampen public Web site, each fund files a complete schedule of portfolio holdings with the SEC for the trust’s first and third fiscal quarters on Form N-Q. Van Kampen does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Van Kampen public Web site. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC’s Web site, http://www.sec.gov. You may also review and copy them at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the SEC’s Public Reference Room may be obtained by calling the SEC at (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC’s e-mail address (publicinfo@sec.gov) or by writing the Public Reference section of the SEC, Washington, DC 20549-1520.

You may obtain copies of a trust’s fiscal quarter filings by contacting Van Kampen Client Relations at (800) 341-2929.

Proxy Voting Policy and Procedures and Proxy Voting Record

You may obtain a copy of the Trust’s Proxy Voting Policy and Procedures without charge, upon request, by calling toll free (800) 341-2929 or by visiting our Web site at www.vankampen.com. It is also available on the Securities and Exchange Commission’s Web site at http://www.sec.gov.

You may obtain information regarding how the Trust voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 without charge by visiting our Web site at www.vankampen.com. This information is also available on the Securities and Exchange Commission’s Web site at http://www.sec.gov.

Investment Advisory Agreement Approval

On June 1, 2010, Invesco Ltd., an independent global investment management company, completed its purchase of substantially all of the retail asset management business of Morgan Stanley, including the investment adviser and certain other affiliated service providers to most of the Van Kampen funds (including the Fund) (the “Transaction”). As described in more detail below, in connection with the Transaction, the Fund’s Board of Trustees approved a new investment advisory agreement with Invesco Advisers, Inc. (“Invesco”), a subsidiary of Invesco Ltd., and a new master investment sub-advisory agreement with several of Invesco Ltd.’s wholly-owned affiliates (collectively, the “New Advisory Agreements”). Shareholders approved the New Advisory Agreements at a special meeting of shareholders held on April 16, 2010 to become effective upon closing of the Transaction. Thus, effective June 1, 2010, the Fund’s investment adviser, investment sub-advisers and certain other service providers are affiliates of Invesco Ltd. The Transaction did not result in any change to the Fund’s investment objective, principal investment strategies or the Fund’s portfolio management team.

Prior to the Transaction, the investment adviser for the Fund was Van Kampen Asset Management, a wholly owned subsidiary of Van Kampen Investments Inc. (“Van Kampen Investments”), which was an indirect wholly owned subsidiary of Morgan Stanley. As a result of the Transaction, the asset management business of Van Kampen Investments was combined with that of Invesco.

At several in-person and telephonic meetings held in August, September, October, November and December 2009, the Board discussed and ultimately approved the New Advisory Agreements. At these meetings, the Board considered information provided by Morgan Stanley, Van Kampen Investments and Invesco regarding, among other things: Invesco’s organization and personnel; business strategy; ownership structure; financial strength; affiliations (including other asset management affiliations); asset management practices and capabilities; legal and regulatory matters; and compliance matters. Emphasis during these meetings focused on Invesco being a global investment management leader with momentum in the U.S. retail market, and that the combination of Invesco and Morgan Stanley’s retail asset management business, including Van Kampen Investments, can bring additional value to the Fund’s shareholders. The parties discussed Invesco’s independence as a publicly traded entity, its strategic focus solely on the investment management business (including Invesco’s investment reputation, broad product line, service quality, industry relationships and objective of putting investors’ interests first) and its significant depth in resources, diversification, performance and experience. The parties discussed how the current Invesco and Van Kampen Investments businesses compare and complement each other and the synergies of the combined organization which management believes will benefit the Fund’s shareholders. The parties discussed aligning the Fund and other funds then advised by Van Kampen Asset Management together with other funds and products currently advised by Invesco and its affiliates towards using a single, common operating platform (which includes, among other things, common investment operating platforms, common global performance measurement and risk analysis, and common compliance policies and procedures). At these meetings the Board also discussed, in addition to the New Advisory Agreements, the expectation that Invesco and its affiliates would provide the Fund with administrative and client servicing services that were currently provided by Van Kampen Investments and its affiliates. The parties discussed these other services, and efforts to capitalize on synergy opportunities from combined scale for the benefit of shareholders, leveraging operating best practices across the organization and commitment to quality services. The members of the Board who are not “interested persons” of the Fund, as that term is defined in the Investment Company Act of 1940, as amended, conferred separately with their counsel and a consultant (each engaged specifically in connection with their review of the Transaction) about the Transaction on several occasions during the meetings conducted from August through December 2009.

In connection with the Board’s consideration of the New Advisory Agreements, the Trustees considered, among other things, the factors discussed above as well as the following:

Nature, Extent and Quality of the Services to be Provided. The Board considered the roles and responsibilities of the investment adviser (and its affiliates) as a whole and those specific to portfolio management, support and trading functions anticipated to be servicing the Fund. The Board noted that the current portfolio management team for the Fund is expected to remain the same under the New Advisory Agreements. The Trustees discussed with Invesco the resources available in managing the Fund. The Trustees also discussed certain other services that are to be provided by Invesco or its affiliates to the Fund including subadvisory services, certain global performance measurement and risk analysis, compliance, accounting, and administrative services. The Board has determined that the nature, extent and quality of the services to be provided by Invesco (and its affiliates) support its decision to approve the New Advisory Agreements.

Projected Fees and Expenses of the Fund. The Board considered that the advisory fee rate for the Fund would remain the same under the New Advisory Agreements as they are under the current advisory agreement. The Board had previously determined that such fees were acceptable under the current advisory agreement. The Board has determined that the projected fees and expenses of the Fund support its decision to approve the New Advisory Agreements.

Investment Adviser’s Expenses in Providing the Service and Profitability. At least annually, the Trustees expect to review Invesco’s expenses in providing services to the Fund and other funds advised by Invesco and the profitability of Invesco. In connection with the Fund, the Trustees discussed with Invesco its projected revenues and expenses, including among other things, revenues for advisory services, portfolio management-related expenses, and other costs. The Board has determined that the analysis of Invesco’s projected expenses and profitability support its decision to approve the New Advisory Agreements.

Economies of Scale. The Board noted that economies of scale were already reflected in the advisory fees. In future determinations of whether to approve the continuation of the advisory agreement, the Board will consider whether economies of scale exist and should be passed along to shareholders.

Other Benefits of the Relationship. The Board considered other benefits to Invesco and its affiliates derived from its relationship with the Fund and other funds advised by Invesco. These benefits include, among other things, fees for administrative services (which is reimbursement of Invesco’s cost or such reasonable compensation as may be approved by the Board), transfer agency services provided to other funds in the fund family, in certain cases research to be received by Invesco or its affiliates generated from commission dollars spent on funds’ portfolio trading, and in certain cases distribution or service related fees related to sales of other funds in the fund family. The Trustees reviewed with Invesco each of these arrangements and the reasonableness of its costs relative to the services performed. The Board has determined that the other benefits received by Invesco or its affiliates support its decision to approve the New Advisory Agreements.

Van Kampen Massachusetts Value Municipal Income Trust
Portfolio of Investments  ■  April 30, 2010 (Unaudited)

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Municipal Bonds 169.4% Massachusetts 155.9%
$1,000	Boston, MA Wtr & Swr Commn Rev Gen Sr Rfdg, Ser A	5.000%	11/01/26	$1,113,750
1,000	Braintree, MA Muni Purp Ln	5.000	05/15/26	1,090,280
1,000	Holyoke, MA Gas & Elec Dept Rev, Ser A (NATL Insd)	5.000	12/01/31	964,140
1,000	Massachusetts Bay Trans Auth MA Sales Tax Rev Sr, Ser B	5.250	07/01/21	1,186,550
250	Massachusetts Dev Fin Agy Sr Living Fac Rev, Ser B1	7.250	06/01/16	251,552
1,000	Massachusetts St College Bldg Auth Proj Rev, Ser B	5.000	05/01/35	1,052,680
1,000	Massachusetts St Cons Ln, Ser A	5.000	03/01/25	1,103,120
500	Massachusetts St Dept Trans Metro Hwy Sys Rev Contract Assistance, Ser B	5.000	01/01/35	526,815
1,000	Massachusetts St Dev Fin Agy M/Srbc Proj, Ser A (NATL Insd)	5.125	08/01/28	1,001,160
500	Massachusetts St Dev Fin Agy Rev Brandeis Univ, Ser O-2	5.000	10/01/26	524,485
700	Massachusetts St Dev Fin Agy Rev Carleton Willard Vlg	5.625	12/01/30	702,226
1,000	Massachusetts St Dev Fin Agy Rev College Pharmacy & Allied Hlth, Ser D (AGL Insd)	5.000	07/01/35	1,022,310
250	Massachusetts St Dev Fin Agy Rev Evergreen Ctr Inc	5.000	01/01/24	221,115
450	Massachusetts St Dev Fin Agy Rev Evergreen Ctr Inc	5.500	01/01/35	392,530
600	Massachusetts St Dev Fin Agy Rev First Mtg Overlook Cmnty, Ser A	6.250	07/01/34	518,880
1,000	Massachusetts St Dev Fin Agy Rev Hampshire College	5.700	10/01/34	988,260
300	Massachusetts St Dev Fin Agy Rev Linden Ponds Inc Fac, Ser A	5.750	11/15/42	215,370
250	Massachusetts St Dev Fin Agy Rev Sabis Intl Charter, Ser A	8.000	04/15/39	280,878
1,000	Massachusetts St Dev Fin Agy Solid Waste Disp Rev Dominion Energy Brayton Point (AMT) (a)	5.000	02/01/36	923,730
350	Massachusetts St Hlth & Ed Fac Auth Rev Berklee College Music, Ser A	5.000	10/01/32	355,187
500	Massachusetts St Hlth & Ed Fac Auth Rev Cape Cod Hlthcare Oblig (AGL Insd)	5.125	11/15/35	500,925
1,000	Massachusetts St Hlth & Ed Fac Auth Rev Caregroup, Ser B-2 (NATL Insd)	5.375	02/01/28	1,013,550
3,500	Massachusetts St Hlth & Ed Fac Auth Rev Harvard Univ, Ser B (b)	5.000	10/01/38	3,714,620
1,185	Massachusetts St Hlth & Ed Fac Auth Rev Hlthcare Sys Covenant	6.000	07/01/31	1,208,084
750	Massachusetts St Hlth & Ed Fac Auth Rev MA Inst Tech, Ser A	5.000	07/01/38	794,625

See Notes to Financial Statements

Van Kampen Massachusetts Value Municipal Income Trust
Portfolio of Investments  ■  April 30, 2010 (Unaudited)  continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Massachusetts (Continued)
$5,000	Massachusetts St Hlth & Ed Fac Auth Rev MA Inst Tech, Ser K (b)	5.500%	07/01/32	$6,120,650
1,100	Massachusetts St Hlth & Ed Fac Auth Rev Partners Hlthcare Sys, Ser G-5	5.000	07/01/47	1,097,888
750	Massachusetts St Hlth & Ed Fac Auth Rev Rfdg Northeastern Univ, Ser Y-2	5.500	10/01/24	826,403
500	Massachusetts St Hlth & Ed Fac Auth Rev Springfield College	5.625	10/15/40	503,080
1,000	Massachusetts St Hlth & Ed Fac Auth Rev Vly Regl Hlth Sys Rfdg, Ser C (Connie Lee Insd)	7.000	07/01/10	1,005,310
500	Massachusetts St Hlth & Ed Saint Mem Med Ctr, Ser A	6.000	10/01/23	435,930
1,000	Massachusetts St Hsg Fin Agy Hsg Rev, Ser H (AMT)	5.000	12/01/28	1,003,960
1,000	Massachusetts St Indl Fin Agy Rev Whitehead Inst Biomedical Resh	5.125	07/01/26	1,000,890
930	Massachusetts St Indl Fin Agy Wtr Treatment Amern Hingham (AMT)	6.900	12/01/29	930,102
930	Massachusetts St Indl Fin Agy Wtr Treatment Amern Hingham (AMT)	6.950	12/01/35	929,944
500	Massachusetts St Rfdg, Ser A (AMBAC Insd)	5.500	08/01/30	594,880
3,500	Massachusetts St Sch Bldg Auth Dedicated Sales Tax Rev, Ser A (AGM Insd) (b)	5.000	08/15/30	3,669,505
1,000	Massachusetts St Spl Oblig Dedicated Tax Rev Rfdg (NATL Insd)	5.500	01/01/23	1,137,210
1,550	Massachusetts St Tpk Auth Metro Hwy Sys Rev Cap Apprec Sr, Ser C (NATL Insd)	*	01/01/22	839,930
1,885	Massachusetts St Tpk Auth Rev Rfdg, Ser A (c)	5.000	01/01/13	2,006,243
50	Massachusetts St Wtr Pollutn MWRA Pgm, Ser A	5.000	08/01/32	51,167
500	Massachusetts St Wtr Res Auth Rfdg Gen, Ser B (AGM Insd)	5.250	08/01/31	571,765
1,000	Massachusetts St Wtr Res Auth, Ser B	5.000	08/01/24	1,115,380
1,500	Narragansett, MA Regl Sch Dist (AMBAC Insd) (Prerefunded @ 6/01/10)	5.375	06/01/18	1,521,615
1,000	New Bedford, MA Muni Purp Ln (NATL Insd) (Prerefunded @ 05/01/11)	5.000	05/01/20	1,055,870
1,000	Pittsfield, MA (NATL Insd)	5.125	04/15/22	1,040,810
1,975	Westford, MA (AMBAC Insd)	5.250	06/01/19	2,191,124

				51,316,478

	Guam 1.9%
300	Guam Econ Dev & Comm Auth Tob Settlement	5.625	06/01/47	257,103
350	Guam Govt Ltd Oblig Rev Sect 30, Ser A	5.375	12/01/24	355,617

				612,720

See Notes to Financial Statements

Van Kampen Massachusetts Value Municipal Income Trust
Portfolio of Investments  ■  April 30, 2010 (Unaudited)  continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Puerto Rico 3.5%
$200	Puerto Rico Comwlth Infrastrucure Fin Auth Spl Tax Rev Rfdg, Ser C (AMBAC Insd)	5.500%	07/01/27	$204,912
500	Puerto Rico Elec Pwr Auth Pwr Rev, Ser XX	5.250	07/01/40	507,445
2,000	Puerto Rico Sales Tax Fin Corp Sales Tax Rev Cap Apprec, Ser A	*	08/01/34	459,080

				1,171,437

	U.S. Virgin Islands 8.1%
1,000	University Virgin Island Impt, Ser A	5.375	06/01/34	982,060
1,000	Virgin Islands Pub Fin Auth Rev Gross Rcpt Taxes Ln Nt, Ser A	6.375	10/01/19	1,018,230
300	Virgin Islands Pub Fin Auth Rev Matching Fd Ln-Diago, Ser A	6.750	10/01/19	336,168
320	Virgin Islands Pub Fin Auth Rev Sub Matching Fd Ln Nt, Ser A	6.000	10/01/39	333,773

				2,670,231

Total Long-Term Investments 169.4% (Cost $54,566,825)				55,770,866

Total Short-Term Investments 4.0% (Cost $1,300,000)				1,300,000

Total Investments 173.4% (Cost $55,866,825)				57,070,866

Liability for Floating Rate Note Obligations Related to Securities Held (22.5%) (Cost ($7,420,000))
(7,420)	Notes with interest rates of 0.30% at April 30, 2010 and contractual maturities of collateral ranging from 2030 to 2038 (See Note 1 (G) in the Notes to Financial Statements) (d)			(7,420,000)

Total Net Investments 150.9% (Cost $48,446,825)				49,650,866

Other Assets in Excess of Liabilities 1.5%				514,944

Preferred Shares (including accrued distributions) (52.4%)				(17,251,774)

Net Assets Applicable to Common Shares 100.0%				$32,914,036

Percentages are calculated as a percentage of net assets applicable to common shares.

*	Zero coupon bond

(a)	Variable Rate Coupon

See Notes to Financial Statements

Van Kampen Massachusetts Value Municipal Income Trust
Portfolio of Investments  ■  April 30, 2010 (Unaudited)  continued

(b)	Underlying security related to Inverse Floaters entered into by the Trust. See Note 1(G) in the Notes to Financial Statements for further information.

(c)	Escrowed to Maturity

(d)	Floating rates notes. The interest rates shown reflect the rates in effect at April 30, 2010.

AGL—Assured Guaranty Ltd.
AGM—Assured Guaranty Municipal Corp.
AMBAC—AMBAC Indemnity Corp.
AMT—Alternative Minimum Tax
Connie Lee—Connie Lee Insurance Co.
NATL—National Public Finance Guarantee Corp.

Fair Value Measurements

Various inputs are used in determining the value of the Trust’s investments. These inputs are summarized in the three broad levels listed below. (See Note 1(B) in the Notes to Financial Statements for further information regarding fair value measurements.)

The following is a summary of the inputs used as of April 30, 2010 in valuing the Trust’s investments carried at value.

	Level 1	Level 2	Level 3
			Significant
		Other Significant	Unobservable
Investments	Quoted Prices	Observable Inputs	Inputs	Total

Investments in an Asset Position
Municipal Bonds
Issued by States of the United States and Political Subdivisions of the United States	$—	$56,715,249	$—	$56,715,249
Issued by Foreign Governments	—	355,617	—	355,617

Total Investments in an Asset Position	$—	$57,070,866	$—	$57,070,866

See Notes to Financial Statements

Van Kampen Massachusetts Value Municipal Income Trust
Financial Statements

Statement of Assets and Liabilities
April 30, 2010 (Unaudited)

Assets:
Total Investments (Cost $55,866,825)	$57,070,866
Cash	86,668
Interest Receivable	774,893
Other	169

Total Assets	57,932,596

Liabilities:
Payables:
Floating Rate Note Obligations	7,420,000
Investment Advisory Fee	13,591
Other Affiliates	11,245
Trustees’ Deferred Compensation and Retirement Plans	278,847
Accrued Expenses	43,103

Total Liabilities	7,766,786
Preferred Shares (including accrued distributions)	17,251,774

Net Assets Applicable to Common Shares	$32,914,036

Net Asset Value Per Common Share ($32,914,036 divided by 2,703,545 shares outstanding)	$12.17

Net Assets Consist of:
Common Shares ($0.01 par value with an unlimited number of shares authorized, 2,703,545 shares issued and outstanding)	$27,035
Paid in Surplus	37,484,656
Net Unrealized Appreciation	1,204,041
Accumulated Undistributed Net Investment Income	427,019
Accumulated Net Realized Loss	(6,228,715)

Net Assets Applicable to Common Shares	$32,914,036

Preferred Shares ($0.01 par value, authorized 100,000,000 shares, 690 issued with liquidation preference of $25,000 per share)	$17,250,000

Net Assets Including Preferred Shares	$50,164,036

See Notes to Financial Statements

Van Kampen Massachusetts Value Municipal Income Trust
Financial Statements  continued

Statement of Operations
For the Six Months Ended April 30, 2010 (Unaudited)

Investment Income:
Interest	$1,474,534

Expenses:
Investment Advisory Fee	153,327
Interest and Residual Trust Expenses	90,259
Professional Fees	35,279
Trustees’ Fees and Related Expenses	31,968
Preferred Share Maintenance	25,016
Accounting and Administrative Expenses	17,935
Reports to Shareholders	9,102
Transfer Agent Fees	8,832
Credit Line	7,640
Custody	4,003
Registration Fees	1,267
Other	6,090

Total Expenses	390,718
Investment Advisory Fee Reduction	69,694

Net Expenses	321,024

Net Investment Income	$1,153,510

Realized and Unrealized Gain/Loss:
Net Realized Gain	$357,069

Unrealized Appreciation/Depreciation:
Beginning of the Period	816,495
End of the Period	1,204,041

Net Unrealized Appreciation During the Period	387,546

Net Realized and Unrealized Gain	$744,615

Distributions to Preferred Shareholders	$(43,405)

Net Increase in Net Assets Applicable to Common Shares from Operations	$1,854,720

See Notes to Financial Statements

Van Kampen Massachusetts Value Municipal Income Trust
Financial Statements  continued

Statements of Changes in Net Assets  (Unaudited)

	For The	For The
	Six Months Ended	Year Ended
	April 30, 2010	October 31, 2009

From Investment Activities:
Operations:
Net Investment Income	$1,153,510	$2,519,824
Net Realized Gain/Loss	357,069	(3,317,457)
Net Unrealized Appreciation During the Period	387,546	7,897,985
Distributions to Preferred Shareholders:
Net Investment Income	(43,405)	(154,684)

Change in Net Assets Applicable to Common Shares from Operations	1,854,720	6,945,668
Distributions to Common Shareholders:
Net Investment Income	(1,135,258)	(2,219,417)

Net Change in Net Assets Applicable to Common Shares from Investment Activities	719,462	4,726,251

From Capital Transactions:
Value of Common Shares Issued Through Dividend Reinvestment	15,803	58,821

Total Increase in Net Assets Applicable to Common Shares	735,265	4,785,072
Net Assets Applicable to Common Shares:
Beginning of the Period	32,178,771	27,393,699

End of the Period (Including accumulated undistributed net investment income of $427,019 and $452,172, respectively)	$32,914,036	$32,178,771

See Notes to Financial Statements

Van Kampen Massachusetts Value Municipal Income Trust
Financial Statements  continued

Statement of Cash Flows
For the Six Months Ended April 30, 2010 (Unaudited)

Change in Net Assets from Operations (including Preferred Share Distributions)	$1,854,720

Adjustments to Reconcile the Change in Net Assets from Operations to
Net Cash Provided by Operating Activities:
Purchases of Investments	(13,116,475)
Proceeds from Sales of Investments	14,437,132
Net Purchases of Short-Term Investments	(1,100,000)
Amortization of Premium	49,009
Accretion of Discount	(39,785)
Net Realized Gain on Investments	(357,069)
Net Change in Unrealized Appreciation on Investments	(387,546)
Decrease in Interest Receivable	54,772
Decrease in Other Assets	849
Decrease in Investment Advisory Fee Payable	(1,176)
Decrease in Accrued Expenses	(19,710)
Decrease in Other Affiliates Payable	(2,608)
Increase in Trustees’ Deferred Compensation and Retirement Plans	29,920

Total Adjustments	(452,687)

Net Cash Provided by Operating Activities	1,402,033

Cash Flows From Financing Activities
Retirement of Preferred Shares	(1,250,000)
Dividends Paid (net of reinvested dividends of $15,803)	(1,118,981)
Proceeds from and Repayments of Floating Rate Note Obligations	840,000

Net Cash Provided by Financing Activities	(1,528,981)

Net Decrease in Cash	(126,948)
Cash at the Beginning of the Period	213,616

Cash at the End of the Period	$86,668

Supplemental Disclosures of Cash Flow Information
Cash Paid During the Period for Interest	$90,259

See Notes to Financial Statements

Van Kampen Massachusetts Value Municipal Income Trust
Financial Highlights  (Unaudited)

The following schedule presents financial highlights for one common share of the Trust outstanding throughout the periods indicated.

	Six Months
	Ended
	April 30,	Year Ended October 31,
	2010	2009	2008	2007	2006	2005

Net Asset Value, Beginning of the Period	$11.91	$10.16	$14.81	$15.84	$15.84	$16.44

Net Investment Income	0.43 (a)	0.93 (a)	1.14 (a)	1.09 (a)	1.00 (a)	1.04
Net Realized and Unrealized Gain/Loss	0.27	1.70	(4.66)	(1.00)	0.26	(0.38)
Common Share Equivalent of Distributions Paid to Preferred Shareholders:
Net Investment Income	(0.02)	(0.06)	(0.34)	(0.32)	(0.26)	(0.16)
Net Realized Gain	-0-	-0-	-0-	(0.01)	(0.04)	(0.01)

Total from Investment Operations	0.68	2.57	(3.86)	(0.24)	0.96	0.49
Distributions Paid to Common Shareholders:
Net Investment Income	(0.42)	(0.82)	(0.79)	(0.76)	(0.76)	(0.94)
Net Realized Gain	-0-	-0-	-0-	(0.03)	(0.20)	(0.15)

Net Asset Value, End of the Period	$12.17	$11.91	$10.16	$14.81	$15.84	$15.84

Common Share Market Price at End of the Period	$13.22	$11.91	$9.55	$14.90	$14.72	$15.20
Total Return* (b)	14.87% **	34.30%	–32.01%	6.68%	3.11%	–3.92%
Net Assets Applicable to Common Shares at End of the Period (In millions)	$32.9	$32.2	$27.4	$39.9	$42.6	$42.6
Ratio of Expenses to Average Net Assets Applicable to Common Shares* (c)	1.99%	1.70%	2.34%	2.53%	1.64%	1.45%
Ratio of Net Investment Income to Average Net Assets Applicable to Common Shares* (c)	7.15%	8.50%	8.32%	7.06%	6.41%	6.35%
Portfolio Turnover	24% **	20%	36%	18%	32%	13%
* If certain expenses had not been voluntarily assumed by Van Kampen, total return would have been lower and the ratios would have been as follows:
Ratio of Expenses to Average Net Assets Applicable to Common Shares (c)	2.42%	2.16%	2.75%	2.90%	N/A	N/A
Ratio of Net Investment Income to Average Net Assets Applicable to Common Shares (c)	6.72%	8.04%	7.91%	6.69%	N/A	N/A
Supplemental Ratios:
Ratio of Expenses (Excluding Interest and Residual Trust Expenses) to Average Net Assets Applicable to Common Shares (c)	1.43%	1.37%	1.02%	1.19%	1.61%	1.45%
Ratio of Net Investment Income to Average Net Assets Applicable to Common Shares (d)	6.88%	7.98%	5.83%	4.89%	4.74%	5.39%
Senior Securities:
Total Preferred Shares Outstanding	690	740	790	1,000	1,000	1,000
Asset Coverage Per Preferred Share (e)	$72,704	$68,487	$59,687	$64,897	$67,615	$67,590
Involuntary Liquidating Preference Per Preferred Share	$25,000	$25,000	$25,000	$25,000	$25,000	$25,000
Average Market Value Per Preferred Share	$25,000	$25,000	$25,000	$25,000	$25,000	$25,000

**	Non-Annualized
(a)	Based on average shares outstanding.
(b)	Total return assumes an investment at the common share market price at the beginning of the period indicated, reinvestment of all distributions for the period in accordance with the Trust’s dividend reinvestment plan, and sale of all shares at the closing common share market price at the end of the period indicated.
(c)	Ratios do not reflect the effect of dividend payments to preferred shareholders.
(d)	Ratios reflect the effect of dividend payments to preferred shareholders.
(e)	Calculated by subtracting the Trust’s total liabilities (not including the preferred shares) from the Trust’s total assets and dividing this by the number of preferred shares outstanding.
N/A = Not Applicable

See Notes to Financial Statements

Van Kampen Massachusetts Value Municipal Income Trust
Notes to Financial Statements  ■  April 30, 2010 (Unaudited)

1. Significant Accounting Policies
Van Kampen Massachusetts Value Municipal Income Trust (the “Trust”) is registered as a diversified, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust’s investment objective is to seek to provide common shareholders with a high level of current income exempt from federal income taxes and Massachusetts personal income tax, consistent with preservation of capital. The Trust will invest substantially all of its assets in Massachusetts municipal securities rated investment grade at the time of investment. The Trust commenced investment operations on April 30, 1993.
The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. The preparation of financial statements in conformity with U.S. generally accepted accounting principles (GAAP) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.
In June 2009, the Financial Accounting Standards Board (FASB) established the FASB Accounting Standards CodificationTM (ASC) as the single source of authoritative accounting principles recognized by the FASB in the preparation of financial statements in conformity with GAAP. The ASC supersedes existing non-grandfathered, non-SEC accounting and reporting standards. The ASC did not change GAAP but rather organized it into a hierarchy where all guidance within the ASC carries an equal level of authority. The ASC became effective for financial statements issued for interim and annual periods ending after September 15, 2009. The Trust appropriately updated relevant GAAP references to reflect the new ASC.

A. Security Valuation Municipal bonds are valued by independent pricing services or dealers using the mean of the last reported bid and asked prices or, in the absence of market quotations, at fair value based upon yield data relating to municipal bonds with similar characteristics and general market conditions. Securities which are not valued by independent pricing services or dealers are valued at fair value using procedures established in good faith by the Board of Trustees. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates fair value.

B. Fair Value Measurements FASB ASC 820, Fair Value Measurements and Disclosures (ASC 820) (formerly known as FAS 157), defines fair value as the price that the Trust would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in

Van Kampen Massachusetts Value Municipal Income Trust
Notes to Financial Statements  ■  April 30, 2010 (Unaudited)  continued

pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Trust’s investments. The inputs are summarized in the three broad levels listed below.

Level 1—	quoted prices in active markets for identical investments
Level 2—	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3—	significant unobservable inputs (including the Trust’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

C. Security Transactions Security transactions are recorded on a trade date basis. Realized gains and losses are determined on an identified cost basis. The Trust may purchase and sell securities on a “when-issued” or “delayed delivery” basis, with settlement to occur at a later date. The value of the security so purchased is subject to market fluctuations during this period. The Trust will segregate assets with the custodian having an aggregate value at least equal to the amount of the when-issued or delayed delivery purchase commitments until payment is made. At April 30, 2010, the Trust had no when-issued or delayed delivery purchase commitments.

D. Investment Income Interest income is recorded on an accrual basis. Bond premium is amortized and discount is accreted over the expected life of each applicable security.

E. Federal Income Taxes It is the Trust’s policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes is required. Management has concluded there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Trust recognizes interest accrued related to unrecognized tax benefits in “Interest Expense” and penalties in “Other” expenses on the Statement of Operations. The Trust files tax returns with the U.S. Internal Revenue Service and various states. Generally, each of the tax years in the four year period ended October 31, 2009, remains subject to examination by taxing authorities.
The Trust intends to utilize provisions of the federal income tax laws which allow it to carry a realized capital loss forward for eight years following the year of the loss and offset these losses against any future realized capital gains. At October 31, 2009, the Trust had an accumulated capital loss carryforward for tax purposes of $6,625,192 which will expire according to the following schedule:

Amount	Expiration

$240,931	October 31, 2015
2,907,066	October 31, 2016
3,477,195	October 31, 2017

Van Kampen Massachusetts Value Municipal Income Trust
Notes to Financial Statements  ■  April 30, 2010 (Unaudited)  continued

At April 30, 2010, the cost and related gross unrealized appreciation and depreciation are as follows:

Cost of investments for tax purposes	$48,174,225

Gross tax unrealized appreciation	$1,930,927
Gross tax unrealized depreciation	(455,742)

Net tax unrealized appreciation on investments	$1,475,185

F. Distribution of Income and Gains The Trust declares and pays monthly dividends from net investment income to common shareholders. Net realized gains, if any, are distributed at least annually on a pro rata basis to common and preferred shareholders. Distributions from net realized gains for book purposes may include short-term capital gains which are included as ordinary income for tax purposes.
The tax character of distributions paid during the year ended October 31, 2009 was as follows:

Distributions paid from:
Tax-exempt income	$2,388,398

As of October 31, 2009, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	$67,495
Undistributed tax-exempt income	351,316

Net realized gains or losses may differ for financial reporting and tax purposes primarily as a result of gains or losses recognized on securities for tax purposes but not for book purposes.

G. Floating Rate Note Obligations Related to Securities Held The Trust enters into transactions in which it transfers to dealer trusts fixed rate bonds in exchange for cash and residual interests in the dealer trusts’ assets and cash flows, which are in the form of inverse floating rate investments. The dealer trusts fund the purchases of the fixed rate bonds by issuing floating rate notes to third parties and allowing the Trust to retain residual interests in the bonds. The Trust enters into shortfall agreements with the dealer trusts, which commit the Trust to pay the dealer trusts, in certain circumstances, the difference between the liquidation value of the fixed rate bonds held by the dealer trusts and the liquidation value of the floating rate notes held by third parties, as well as any shortfalls in interest cash flows. The residual interests held by the Trust (inverse floating rate investments) include the right of the Trust (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the municipal bond from the dealer trusts to the Trust, thereby collapsing the dealer trusts. The Trust accounts for the transfer of bonds to the dealer trusts as secured borrowings, with the securities transferred remaining in the Trust’s investment assets, and the related floating rate notes reflected as Trust liabilities under the caption “Floating Rate Note Obligations” on the Statement of Assets and Liabilities. The Trust records the interest income from the fixed rate bonds under the caption “Interest” and records

Van Kampen Massachusetts Value Municipal Income Trust
Notes to Financial Statements  ■  April 30, 2010 (Unaudited)  continued

the expenses related to floating rate note obligations and any administrative expenses of the dealer trusts under the caption “Interest and Residual Trust Expenses” on the Trust’s Statement of Operations. The notes issued by the dealer trusts have interest rates that reset weekly and the floating rate note holders have the option to tender their notes to the dealer trusts for redemption at par at each reset date. At April 30, 2010, Trust investments with a value of $13,504,775 are held by the dealer trusts and serve as collateral for the $7,420,000 in floating rate notes outstanding at that date. Contractual maturities of the floating rate notes and interest rates in effect at April 30, 2010 are presented on the Portfolio of Investments. The average floating rate notes outstanding and average annual interest and fee rate related to residual interests during the six months ended April 30, 2010 were $7,058,221 and 2.58%, respectively.

H. Reporting Subsequent Events Management has evaluated the impact of any subsequent events through the date the financial statements were effectively issued. Management has determined that other than the event described in Note 9, there are no material events or transactions that would affect the Trust’s financial statements or require disclosure in the Trust’s financial statements through this date.

2. Investment Advisory Agreement and Other Transactions with Affiliates
Under the terms of the Trust’s Investment Advisory Agreement, Van Kampen Asset Management (the “Adviser”) will provide investment advice and facilities to the Trust for an annual fee payable monthly of 0.55% of the average daily net assets including current preferred shares and leverage of $5,330,000 entered into to retire previously issued preferred shares of the Trust. The Adviser has agreed to waive investment advisory fees equal to 0.25% of the average daily net assets including current preferred shares and leverage of $5,330,000 entered into to retire previously issued preferred shares of the Trust. During the six months ended April 30, 2010, the Adviser waived approximately $69,700 of its advisory fees. The fee waivers or expense reimbursements are voluntary and can be discontinued at any time.
For the six months ended April 30, 2010, the Trust recognized expenses of approximately $1,100 representing legal services provided by Skadden, Arps, Slate, Meagher & Flom LLP, of which a trustee of the Trust is a partner of such firm and he and his law firm provide legal services as legal counsel to the Trust.
Under separate Legal Services, Accounting Services and Chief Compliance Officer (CCO) Employment agreements, the Adviser provides accounting and legal services and the CCO provides compliance services to the Trust. The costs of these services are allocated to each trust. For the six months ended April 30, 2010, the Trust recognized expenses of approximately $24,500 representing Van Kampen Investments Inc.’s or its affiliates’ (collectively “Van Kampen”) cost of providing accounting and legal services to the Trust, as well as the salary, benefits and related costs of the CCO and related support staff paid by Van Kampen. Services provided pursuant to the Legal Services agreement are reported as part of “Professional Fees” on the Statement of Operations. Services provided pursuant to the Accounting Services and CCO Employment agreement are reported as part of “Accounting and Administrative Expenses” on the Statement of Operations.
Certain officers and trustees of the Trust are also officers and directors of Van Kampen. The Trust does not compensate its officers or trustees who are also officers of Van Kampen.
The Trust provides deferred compensation and retirement plans for its trustees who are not officers of Van Kampen. Under the deferred compensation plan, trustees may elect to defer

Van Kampen Massachusetts Value Municipal Income Trust
Notes to Financial Statements  ■  April 30, 2010 (Unaudited)  continued

all or a portion of their compensation to a later date. Benefits under the retirement plan are payable upon retirement for a ten-year period and are based upon each trustee’s years of service to the Trust. The maximum annual benefit per trustee under the plan is $2,500. Pursuant to the closing of the transaction as described in Note 9, the deferred compensation and retirement plans were terminated and amounts owed to the trustees were distributed on May 27, 2010.

3. Capital Transactions
For the six months ended April 30, 2010 and year ended October 31, 2009, transactions in common shares were as follows:

	Six Months Ended	Year Ended
	April 30, 2010	October 31, 2009

Beginning Shares	2,702,259	2,696,858
Shares Issued Through Dividend Reinvestment	1,286	5,401

Ending Shares	2,703,545	2,702,259

4. Investment Transactions
During the period, the cost of purchases and proceeds from sales of investments, excluding short-term investments, were $13,116,475 and $14,437,132, respectively.

5. Inverse Floating Rate Securities
The Trust may invest a portion of its assets in inverse floating rate municipal securities, which are variable debt instruments that pay interest at rates that move in the opposite direction of prevailing interest rates. These investments are typically used by the Trust in seeking to enhance the yield of the portfolio or used as an alternative form of leverage in order to redeem a portion of the Trusts’ preferred shares. Inverse floating rate investments tend to underperform the market for fixed rate bonds in a rising interest rate environment, but tend to outperform the market for fixed rate bonds when interest rates decline or remain relatively stable. Inverse floating rate investments have varying degrees of liquidity. Inverse floating rate securities in which the Trust may invest include derivative instruments such as residual interest bonds (“RIBs”) or tender option bonds (“TOBs”). Such instruments are typically created by a special purpose trust that holds long-term fixed rate bonds (which may be tendered by the Trust in certain instances) and sells two classes of beneficial interests: short-term floating rate interests, which are sold to third party investors, and inverse floating residual interests, which are purchased by the Trust. The short-term floating rate interests have first priority on the cash flow from the bonds held by the special purpose trust and the Trust is paid the residual cash flow from the bonds held by the special purpose trust.
The Trust generally invests in inverse floating rate investments that include embedded leverage, thus exposing the Trust to greater risks and increased costs. The market value of a “leveraged” inverse floating rate investment generally will fluctuate in response to changes in market rates of interest to a greater extent than the value of an unleveraged investment. The extent of increases and decreases in the value of inverse floating rate investments generally will be larger than changes in an equal principal amount of a fixed rate security having similar credit quality, redemption provisions and maturity, which may cause the Trust’s net asset value to be more volatile than if it had not invested in inverse floating rate investments.

Van Kampen Massachusetts Value Municipal Income Trust
Notes to Financial Statements  ■  April 30, 2010 (Unaudited)  continued

In certain instances, the short-term floating rate interests created by the special purpose trust may not be able to be sold to third parties or, in the case of holders tendering (or putting) such interests for repayment of principal, may not be able to be remarketed to third parties. In such cases, the special purpose trust holding the long-term fixed rate bonds may be collapsed. In the case of RIBs or TOBs created by the contribution of long-term fixed income bonds by the Trust, the Trust will then be required to repay the principal amount of the tendered securities. During times of market volatility, illiquidity or uncertainty, the Trust could be required to sell other portfolio holdings at a disadvantageous time to raise cash to meet that obligation.

6. Preferred Shares
As of April 30, 2010 the Trust has outstanding 690 Series A Auction Preferred Shares (APS). Dividends are cumulative and the dividend rate is currently reset every seven days through an auction process. Beginning on February 15, 2008 and continuing through April 30, 2010, all series of preferred shares of the Trust were not successfully remarketed. As a result, the dividend rates of these preferred shares were reset to the maximum applicable rate on APS. The rate in effect on April 30, 2010 was 0.750%. During the six months ended April 30, 2010 the rates ranged from 0.244% to 0.773%.
Historically, the Trust paid annual fees equivalent to 0.25% of the preferred share liquidation value for the remarketing efforts associated with the preferred auction. Effective March 16, 2009, the Trust decreased this amount to 0.15% due to auction failures. In the future, if auctions no longer fail, the Trust may return to an annual fee payment of 0.25% of the preferred share liquidation value. These fees are included as a component of “Preferred Share Maintenance” expense on the Statement of Operations.
The APS are redeemable at the option of the Trust in whole or in part at the liquidation value of $25,000 per share plus accumulated and unpaid dividends. The Trust is subject to certain asset coverage tests and the APS are subject to mandatory redemption if the tests are not met.
The Trust has the option to enter into additional inverse floating rate securities as an alternative form of leverage in order to redeem and retire a portion of its preferred shares. For the six months ended April 30, 2010, transactions in preferred shares were as follows:

	Series A
	Shares	Value

Outstanding at October 31, 2009	740	$18,500,000
Shares Retired	(50)	(1,250,000)

Outstanding at April 30, 2010	690	$17,250,000

7. Indemnifications
The Trust enters into contracts that contain a variety of indemnifications. The Trust’s maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

8. Line of Credit
Several Van Kampen municipal funds, including the Trust, entered into a $150,000,000 joint revolving bank credit facility. The purpose of the facility is to provide availability of funds for short-term liquidity purposes. The Trust had no borrowings under the facility during the six months ended April 30, 2010.

Van Kampen Massachusetts Value Municipal Income Trust
Notes to Financial Statements  ■  April 30, 2010 (Unaudited)  continued

9. Subsequent Events
On June 1, 2010, Invesco Ltd., a leading independent global investment management company, completed its purchase of substantially all of the retail asset management business of Morgan Stanley, including the investment adviser and certain other affiliated service providers to most of the Van Kampen funds (including the Trust) (the “Transaction”). In contemplation of the Transaction, at a special meeting of shareholders held on April 16, 2010, shareholders of the Trust approved a new investment advisory agreement with Invesco Advisers, Inc., a subsidiary of Invesco Ltd., and a new master investment sub-advisory agreement with several of Invesco Ltd.’s wholly-owned affiliates. Thus, effective June 1, 2010, the Trust’s investment adviser, investment sub-advisers and certain other service providers are affiliates of Invesco Ltd. As of the same date, the Audit Committee of the Board of Trustees appointed, and the Board of Trustees ratified thereafter and approved, PricewaterhouseCoopers LLP as the independent registered public accounting firm of the Trust. In addition, effective June 1, 2010, the Trust has changed its name to “Invesco Van Kampen Massachusetts Value Municipal Income Trust”. The Transaction does not result in any change to the Trust’s investment objective, principal investment strategies or the Trust’s portfolio management team.

10. Accounting Pronouncement
During June 2009, the FASB issued ASC 860, Transfers and Servicing (ASC 860). The objective of ASC 860 is to improve the relevance, representational faithfulness, and comparability of the information that a reporting entity provides in its financial statements about a transfer of financial assets; the effects of a transfer on its financial position, financial performance, and cash flows; and a transferor’s continuing involvement, if any, in transferred financial assets.
ASC 860 is effective as of the beginning of each reporting entity’s first annual reporting period that begins after November 15, 2009, for interim periods within that first annual reporting period and for interim and annual reporting periods thereafter. Earlier application is prohibited. The recognition and measurement provisions of ASC 860 must be applied to transfers occurring on or after the effective date. Additionally, the disclosure provisions of ASC 860 should be applied to transfers that occurred both before and after the effective date of ASC 860. At this time, management is evaluating the implications of ASC 860 and the impact it will have on the financial statement amounts and disclosures, if any.
On January 21, 2010, the FASB issued an Accounting Standards Update, Fair Value Measurements and Disclosures (Topic 820): Improving Disclosures about Fair Value Measurements, which provides guidance on how investment assets and liabilities are to be valued and disclosed. Specifically, the amendment requires reporting entities to disclose i) the input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements, for Level 2 or Level 3 positions ii) transfers between all levels (including Level 1 and Level 2) will be required to be disclosed on a gross basis (i.e. transfers out must be disclosed separately from transfers in) as well as the reason(s) for the transfer and iii) purchases, sales, issuances and settlements must be shown on a gross basis in the Level 3 rollforward rather than as one net number. The effective date of the amendment is for interim and annual periods beginning after December 15, 2009. However, the requirement to provide the Level 3 activity for purchases, sales, issuances and settlements on a gross basis will be effective for interim and annual periods beginning after December 15, 2010. At this time, management is evaluating the implications of the amendment to ASC 820 and the impact it will have on financial statement disclosures.

Van Kampen Massachusetts Value Municipal Income Trust
Board of Trustees, Officers, and Important Addresses
Information below is as of June 15, 2010

Trustees
 David C. Arch
Jerry D. Choate
Rod Dammeyer
Linda Hutton Heagy
R. Craig Kennedy
Howard J Kerr
Colin Meadows
Jack E. Nelson
Hugo F. Sonnenschein
Wayne W. Whalen, Chairman
Suzanne H. Woolsey

Officers
Colin Meadows
President and Principal Executive Officer
John M. Zerr
Senior Vice President, Chief Legal Officer and Secretary
Lisa O. Brinkley
Vice President
Kevin M. Carome
Vice President
Karen Dunn Kelly
Vice President
Sheri Morris
Vice President, Principal Financial Officer and Treasurer
Lance A. Rejsek
Anti-Money Laundering Compliance Officer
Todd L. Spillane
Chief Compliance Officer
Transfer Agent
 Computershare Trust Company, N.A.
c/o Computershare Investor Services
P.O. Box 43078
Providence, RI 02940-3078

Independent Registered
Public Accounting Firm
PricewaterhouseCoopers LLP
1201 Louisiana Street, Suite 2900
Houston, TX 77002-5678

Legal Counsel
 Skadden, Arps, Slate,
Meagher & Flom LLP
155 West Wacker Drive
Chicago, Illinois 60606

Investment Adviser
 Invesco Advisers, Inc.
1555 Peachtree Street, N.E.
Atlanta, GA 30309

Van Kampen Massachusetts Value Municipal Income Trust
Results of Shareholder Votes

A Special Meeting of Shareholders of the Trust was held on April 16, 2010 and the results of the voting were as follows:

		Votes	Withheld/
Matter	Votes For	Against	Abstentions

(1) Approve a new advisory agreement between the Trust and Invesco Advisors, Inc.	1,367,020	49,184	67,142
(2) Approve a new sub-advisory agreement between Invesco Advisors, Inc. and each of Invesco TriMark Ltd.; Invesco Asset Management Deutschland, GmbH; Invesco Asset Management Limited; Invesco Asset Management (Japan) Limited; Invesco Australia Limited; Invesco Hong Kong Limited; Invesco Institutional (N.A.), Inc.; and Invesco Senior Secured Management, Inc.	1,364,021	47,784	71,541

Your Notes

Your Notes

Van Kampen Massachusetts Value Municipal Income Trust
An Important Notice Concerning Our
Privacy Policy

You share personal and financial information with us that is necessary for your transactions and your account records. We take very seriously the obligation to keep that information confidential and private.

Invesco collects nonpublic personal information about you from account applications or other forms you complete and from your transactions with us or our affiliates. We do not disclose information about you or our former customers to service providers or other third parties except to the extent necessary to service your account and in other limited circumstances as permitted by law. For example, we use this information to facilitate the delivery of transaction confirmations, financial reports, prospectuses and tax forms.

Even within Invesco, only people involved in the servicing of your accounts and compliance monitoring have access to your information. To ensure the highest level of confidentiality and security, Invesco maintains physical, electronic and procedural safeguards that meet or exceed federal standards. Special measures, such as data encryption and authentication, apply to your communications with us on our website. More detail is available to you at invesco.com/privacy.

www.vankampen.com

Copyright ©2010 Van Kampen Funds Inc.
All rights reserved. Member FINRA/SIPC

V MVSAN 06/10
IU10-02449P-Y04/10

ITEM 2. CODE OF ETHICS.
There were no amendments to the Code of Ethics (the “Code”) that applies to the Registrant’s Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”) during the period covered by the report. The Registrant did not grant any waivers, including implicit waivers, from any provisions of the Code to the PEO or PFO during the period covered by this report.
ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
Not applicable.
ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
Not applicable.
ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.
ITEM 6. SCHEDULE OF INVESTMENTS.
Investments in securities of unaffiliated issuers is included as part of the reports to stockholders filed under Item 1 of this Form.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.
ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
None.
ITEM 11. CONTROLS AND PROCEDURES.
(a)	As of June 25, 2010, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of June 25, 2010, the Registrant’s disclosure controls and procedures were reasonably designed to ensure: (1) that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)	There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by the report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.
ITEM 12. EXHIBITS.

12(a) (1)	Not applicable.

12(a) (2)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

12(a) (3)	Not applicable

12(b)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Registrant: Invesco Van Kampen Massachusetts Value Municipal Income Trust

By:	/s/ Colin Meadows

Colin Meadows
Principal Executive Officer
Date: July 8, 2010
Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Colin Meadows

Colin Meadows
Principal Executive Officer
Date: July 8, 2010

By:	/s/ Sheri Morris

Sheri Morris
Principal Financial Officer
Date: July 8, 2010

EXHIBIT INDEX

12(a) (1)	Not applicable.

12(a) (2)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

12(a) (3)	Not applicable

12(b)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.